Debt (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Debt Disclosure [Abstract]
Schedule of short-term borrowings	Short-term borrowings
	As at June 30, 2025	As at September 30, 2024
Revolving line of credit	$3,523	$3,555
Short-term loan	550	-
Bank indebtedness	4	160
Total	$4,077	$3,715
Short-term borrowings
	As at September 30, 2024	As at September 30, 2023
Revolving line of credit	4,803	3,000
Bank indebtedness	216	257
Total	5,019	3,257

Schedule of senior secured term facilities and other borrowings

	Interest rate	Maturity	As at June 30, 2025	As at September 30, 2024
	%		$	$
CWB Financial Limited	8.78%	September 2027	21,646	28,736
CWB Financial Limited	9.21%	October 2027	1,408	1,487
CWB Financial Limited	8.67%	November 2027	-	380
Total			23,054	30,603

	Notional amount	Interest rate		As at September 30, 2024	As at September 30, 2023
	$	%	Maturity	$	$
CWB Financial Limited	40,783	8.78%	September 2027	38,817	41,815
CWB Financial Limited	2,058	9.21%	October 2027	2,008	-
CWB Financial Limited	1,968	8.67%	November 2027	513	-
Total				41,338	41,815

Other borrowings

	Nominal amount	Interest rate		As at September 30, 2024	As at September 30, 2023
	$	%	Maturity	$	$
CEBA loans	1,060	5%	December 2026	940	690
Macdonald DND Site Development LP	1,308	3%	September 2024	971	-
Meridian OneCap	42	6%	November 2027	42	-
Arbinder Sohi	300	12%	On demand	300	-
Total				2,253	690

Schedule of current and long-term portion of borrowings

Other borrowings

	Interest rate	Maturity	As at June 30, 2025	As at September 30, 2024
	%		$	$
CEBA loans	15%	December 2026	688	696
Macdonald DND Site Development LP	3%	September 2024	-	719
Meridian OneCap	6%	November 2027	-	31
Nu-quest Distribution Inc.	9%	September 30, 2026	2,851	-
Arbinder Sohi	12%	On demand	146	222
Total other borrowings			3,685	1,668
Long-term portion of other borrowings			1,903	696

The following outlines the current and long-term portion of the borrowings during the year:

	As at September 30, 2024	As at September 30, 2023
Current portion of long-term borrowings	$42,651	$42,505
Long-term portion	940	-
Total	43,591	42,505

Schedule of current and long-term portion of the term facilities

The following outlines the current and long-term portion of the term facilities during the year:

	As at June 30, 2025	As at September 30, 2024
Current portion of long-term borrowings	$24,836	$31,575
Long-term portion	1,903	696
Total	26,739	32,271

Schedule of carrying amount of line of credit refinancing

The following outlines the impact of the refinancing on September 18, 2023 for the CWB loans:

Carrying amount of debt, September 18, 2023	41,588
Loss on extinguishment of debt	429
Legal fees	(202)
41,815